SCHEDULE OF FAIR VALUE OF OPTIONS (Details) - $ / shares		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021
Retirement Benefits [Abstract]
Expected term	2 years	1 year 6 months
Expected average volatility	187.70%	187.70%
Expected dividend yield
Risk-free interest rate	0.30%	0.30%
Common Stock Market Value	$ 0.76	$ 0.16